Administrative expenses	12 Months Ended
Dec. 31, 2022
Profit or loss [abstract]
Administrative expenses
25.	Administrative expenses

(a)	This caption is comprised of the following:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)
Services received from third parties (b)	1,104,822	909,212	704,255
Taxes and contributions	64,008	44,452	37,581
Rental expenses (c) and Note 8(e)	10,958	11,841	6,781

Total	1,179,788	965,505	748,617

(b)
Servi
ces
received from third parties correspond mainly to computer equipment maintenance services, credit cards associated expenses, securities transportation services, advertising, customer loyalty programs, marketing on digital media, among others.

(c)	During the years 2022, 2021 and 2020 corresponds to disbursements made by the Group for of short-term and low value assets, see Note 3.4(k).